INVESTMENTS IN AFFILIATES - Ownership Percentage (Details)	Dec. 31, 2014		Dec. 31, 2013
Equity method investments:
Investments, ownership percentage	100.00%
Golar LNG Partners
Equity method investments:
Investments, ownership percentage	41.40%
Participation in equity method investment	25.40%	[1]	25.40%	[1]
Egyptian Company for Gas Services S.A.E
Equity method investments:
Participation in equity method investment	50.00%		50.00%
Golar Wilhelmsen Management AS
Equity method investments:
Participation in equity method investment	60.00%		60.00%

[1]	We held a 41.4% ownership in Golar Partners as of December 31, 2014 and 2013. However the 25.4% interest refers only to our interests in the subordinated units which are subject to the equity method accounting.